Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Federal income tax rate (as a percent)	35.00%	35.00%	35.00%
Reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations
Computed expected tax expense excluding non-controlling interest	$ 155,714,000	$ 127,625,000	$ 31,572,000
Adjustments to tax expense attributable to:
Foreign tax differences	(40,733,000)	(33,322,000)	(20,332,000)
Tax-exempt investment income	(116,000)	(974,000)	(1,809,000)
State income taxes, net of federal benefit	3,849,000	1,803,000	(3,010,000)
Change in valuation allowance	(754,000)	(6,189,000)	(2,146,000)
Federal tax credits	(5,153,000)	(3,351,000)	(3,672,000)
Change in pension deferred tax	(199,000)	(329,000)	(3,508,000)
Domestic manufacturing deduction	(8,012,000)	(4,837,000)	(459,000)
Other	(5,545,000)	607,000	1,088,000
Income tax expense (benefit)	99,051,000	81,033,000	(2,276,000)
Components of earnings before income taxes
United States	300,992,000	223,401,000	(14,511,000)
Foreign	143,906,000	141,243,000	104,717,000
Total earnings excluding non-controlling interest	444,898,000	364,644,000	90,206,000
Less net loss attributable to noncontrolling interest	2,290,000	599,000	965,000
Total earnings before income taxes	442,608,000	364,045,000	89,241,000
Current:
Federal	79,069,000	48,814,000	943,000
Foreign	15,318,000	15,855,000	8,454,000
State and local	6,549,000	2,924,000	(125,000)
Deferred:
Federal	(1,761,000)	13,204,000	(18,216,000)
Foreign	(232,000)	15,000	10,285,000
State and local	108,000	221,000	(3,617,000)
Income tax expense (benefit)	99,051,000	81,033,000	(2,276,000)
Unrealized changes in other comprehensive income	(12,604,000)	(5,443,000)	(3,206,000)
Total income taxes	86,447,000	75,590,000	(5,482,000)
Income taxes receivable	33,539,000	12,234,000
Income taxes payable	2,604,000	7,066,000
Deferred income tax liabilities:
Cash basis farming adjustment	10,581,000	10,724,000
Depreciation	109,409,000	98,692,000
LIFO	27,927,000	29,017,000
Other	4,406,000	3,768,000
Aggregate deferred income tax liabilities	152,323,000	142,201,000
Deferred income tax assets:
Reserves/accruals	83,816,000	67,244,000
Tax credit carry-forwards	11,217,000	9,554,000
Deferred earnings of foreign subsidiaries	12,672,000	6,274,000
Net operating and capital loss carry-forwards	15,800,000	18,727,000
Foreign minimum tax credit carry-forward		10,400,000
Other	2,041,000	3,364,000
Aggregate deferred income tax assets	125,546,000	115,563,000
Valuation allowance	16,320,000	30,664,000
Net deferred income tax liability	43,097,000	57,302,000
Accrued interest and penalties on uncertain tax positions	1,377,000	1,323,000
Unrecognized tax benefits, if recognized, would affect the effective tax rate	7,898,000	3,548,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the period	3,548,000	3,395,000
Additions for uncertain tax positions of prior years	66,000	596,000
Decreases for uncertain tax positions of prior years	(109,000)	(367,000)
Additions for uncertain tax positions of current year	4,791,000	21,000
Settlements		(97,000)
Lapse of statute of limitations	(398,000)
Balance at the end of the period	7,898,000	3,548,000	3,395,000
Undistributed earnings from foreign operations	845,369,000
Tax savings due to tax holiday	16,275,000	3,434,000	3,259,000
Tax savings per diluted earnings per common share (in dollars per share)	$ 13.40	$ 2.8	$ 2.63
Foreign
Net operating loss carry-forwards and tax credit carry-forwards
Net operating loss carry-forwards (NOLs)	51,836,000
State
Net operating loss carry-forwards and tax credit carry-forwards
Tax credit carry-forwards	$ 17,257,000